LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT
LONG-TERM DEBT

14.  LONG-TERM DEBT

		2012		2011
Outstanding loan amounts (millions of Canadian dollars)	Maturity Dates	Outstanding December 31	Interest Rate[1]	Outstanding December 31	Interest Rate[1]

TRANSCANADA PIPELINES LIMITED
Debentures
Canadian dollars	2014 to 2020	874	10.9%	874	10.9%
U.S. dollars (2012 – US$400; 2011 – US$600)	2021	398	9.9%	610	9.5%
Medium-Term Notes
Canadian dollars	2013 to 2041	4,549	5.9%	4,549	5.9%
Senior Unsecured Notes
U.S. dollars (2012 – US$10,126; 2011 – US$8,626)[2]	2013 to 2040	10,057	5.6%	8,759	6.2%

		15,878		14,792

NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian dollars	2014 to 2024	382	11.5%	387	11.5%
U.S. dollars (2012 – US$200; 2011 – US$375)	2023	199	7.9%	381	8.2%
Medium-Term Notes
Canadian dollars	2025 to 2030	504	7.4%	504	7.4%
U.S. dollars (2012 and 2011 – US$33)	2026	32	7.5%	33	7.5%

		1,117		1,305

TRANSCANADA PIPELINE USA LTD.
Bank Loan
U.S. dollars (2012 – nil; 2011 – US$500)		–	–	509	0.6%

ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. dollars (2012 and 2011 – US$432)	2021 to 2025	430	8.9%	438	8.9%

GAS TRANSMISSION NORTHWEST CORPORATION
Senior Unsecured Notes
U.S. dollars (2012 and 2011 – US$325)	2015 to 2035	323	5.5%	331	5.5%

TC PIPELINES, LP
Unsecured Loan
U.S. dollars (2012 – US$312; 2011 – US$363)	2017	310	1.5%	369	1.6%
Senior Unsecured Notes
U.S. dollars (2012 and 2011 – US$350)	2021	348	4.7%	356	4.7%

		658		725

GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. dollars (2012 – US$354; 2011 – US$373)	2018 to 2030	352	7.8%	379	7.8%

TUSCARORA GAS TRANSMISSION COMPANY
Senior Secured Notes
U.S. dollars (2012 – US$27; 2011 – US$30)	2017	27	4.0%	31	4.4%

PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Senior Secured Notes[3]
U.S. dollars (2012 – US$129; 2011 – US$147)	2018	128	6.1%	149	6.1%

		18,913		18,659
Less: Current Portion of Long-Term Debt		894		935

		18,019		17,724

[1]
Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's regulated operations, in which case the weighted average interest rate is presented as approved by the regulators. Weighted average and effective interest rates are stated as at the respective outstanding dates.

[2]
Includes fair value adjustments of $10 million (2011 – $13 million) attributable to the hedged interest rate risk associated with interest rate swap fair value hedging relationships on US$350 million of debt at December 31, 2012 (2011 – US$350 million).

[3]
Secured by shipper transportation contracts, existing and new guarantees, letters of credit and collateral requirements.

Principal Repayments
 Principal repayments on the long-term debt of the Company for the next five years are approximately as follows: 2013 – $894 million; 2014 – $970 million; 2015 – $1,561 million; 2016 – $1,214 million; and 2017 – $555 million.

TransCanada PipeLines Limited
 In August 2012, TCPL issued US$1.0 billion of Senior Notes maturing August 1, 2022 and bearing interest at 2.5 per cent.

In May 2012, TCPL retired US$200 million of 8.625 per cent Senior Notes.

In March 2012, TCPL issued US$500 million of Senior Notes maturing March 2, 2015, and bearing interest at 0.875 per cent.

In November 2011, TCPL issued $500 million and $250 million of Medium-Term Notes maturing November 15, 2021 and November 15, 2041, respectively, and bearing interest at 3.65 per cent and 4.55 per cent, respectively.

In May 2011, TCPL retired $60 million of 9.5 per cent Medium-Term Notes.

In January 2011, TCPL retired $300 million of 4.3 per cent Medium-Term Notes.

In September 2010, TCPL issued US$1.0 billion of Senior Notes maturing October 1, 2020, and bearing interest at 3.80 per cent.

In June 2010, TCPL issued US$500 million and US$750 million of Senior Notes maturing on June 1, 2015 and June 1, 2040, respectively, and bearing interest at 3.4 per cent and 6.1 per cent, respectively.

In February 2010, TCPL retired US$120 million of 6.125 per cent Medium-Term Notes and in August 2010, TCPL retired $130 million of 10.50 per cent debentures.

NOVA Gas Transmission Ltd.
 In December 2012, NOVA Gas Transmission Ltd. (NGTL) retired US$175 million of 8.5 per cent Debentures.

Debentures issued by NGTL in the amount of $225 million have retraction provisions that entitle the holders to require redemption of up to eight per cent of the then outstanding principal plus accrued and unpaid interest on specified repayment dates. No redemptions were made to December 31, 2012.

TransCanada PipeLine USA Ltd.
 TCPL USA has an initial US$1.0 billion committed, unsecured, syndicated credit facility, guaranteed by TransCanada which was reduced to a US$300 million credit facility through term loan repayments of US$500 million and US$200 million in January 2012 and August 2011, respectively. The facility consists of a US$300 million revolving facility maturing in February 2013, described further in Note 11. The term loan's outstanding balance of US$500 million at December 31, 2011 was fully repaid in January 2012.

TC PipeLines, LP
 In July 2011, TC PipeLines, LP increased its senior syndicated revolving credit facility to US$500 million and extended the maturity date to July 2016. In November 2012, the Senior Credit facility was further amended, extending the maturity date to November 2017.

In December 2011, TC PipeLines, LP repaid a maturing US$300 million term loan with a draw under this facility, and at December 31, 2012, US$312 million (2011 – US$363 million) was outstanding on the facility.

In June 2011, TC PipeLines, LP issued US$350 million of 4.65 per cent Senior Notes due 2021. The proceeds from the issuance were used to partially repay TC PipeLines, LP's term loan and borrowings under its senior revolving credit facility, and repay its bridge loan facility described below.

In May 2011, TC PipeLines, LP made draws of US$61 million on a bridge loan facility and US$125 million on its senior revolving credit facility to partially fund the acquisition of a 25 per cent interest in each of Gas Transmission Northwest LLC (GTN LLC) and Bison Pipeline LLC (Bison LLC) as further described in Note 23.

Interest Expense

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Interest on long-term debt	1,190	1,154	1,149
Interest on junior subordinated notes	63	63	65
Interest on short-term debt	37	123	68
Capitalized interest	(300)	(302)	(587)
Amortization and other financial charges[1]	7	6	59

	997	1,044	754

[1]
Amortization and other financial charges includes amortization of transaction costs and debt discounts calculated using the effective interest method and changes in the fair value of derivatives used to manage the Company's exposure to rising interest rates.

The Company made interest payments of $1,027 million in 2012 (2011 – $1,069 million; 2010 – $718 million) on long-term debt and junior subordinated notes, net of interest capitalized on construction projects.